Summary of Significant Accounting Policies - Summary of New Revenue Standard Impacted Consolidated Statement of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended				12 Months Ended
	Jul. 31, 2020		Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019		Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2020		Jul. 31, 2019		Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Significant Accounting Policies [Line Items]
Total revenues	$ 48,765		$ 38,504	$ 37,862	$ 31,978		$ 29,836	$ 26,177	$ 23,663	$ 22,630	$ 19,064	$ 93,477		$ 61,814		$ 138,180	$ 91,534	$ 58,142
Total cost of revenues	22,587		18,373	16,889	14,770		14,038	13,074	12,210	11,048	10,119	41,453		28,808		64,070	46,451	30,471
Gross profit	26,178		20,131	20,973	17,208		15,798	13,103	11,453	11,582	8,945	52,024		33,006		74,110	45,083	27,671
Sales and marketing	15,626	[1]	13,370	12,602	10,453	[1]	8,015	9,692	7,844	7,909	5,833	27,852	[1]	18,468	[1]	44,440	31,278	20,954
Research and development	15,292	[1]	10,132	9,534	8,272	[1]	7,366	6,871	5,823	4,941	4,595	26,257	[1]	15,638	[1]	35,304	22,230	16,559
Total operating expenses	41,871		30,142	27,693	25,155		19,290	$ 21,409	$ 16,473	$ 17,067	$ 13,350	71,988		44,445		102,280	68,299	46,446
Net loss attributable to nCino, Inc.	$ (14,646)		$ (9,644)	$ (6,029)	$ (8,502)		$ (3,419)					$ (19,415)		$ (11,921)		$ (27,594)	$ (22,306)	$ (18,589)
Basic and diluted net loss per share	$ (0.17)		$ (0.12)	$ (0.08)	$ (0.11)		$ (0.05)	$ (0.11)	$ (0.07)	$ (0.07)	$ (0.06)	$ (0.23)		$ (0.16)		$ (0.35)	$ (0.30)	$ (0.27)
Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																$ 138,180
Total cost of revenues																64,070
Gross profit																74,110
Sales and marketing																44,440
Research and development																35,304
Total operating expenses																102,280
Net loss attributable to nCino, Inc.																$ (27,594)
Basic and diluted net loss per share																$ (0.35)
Topic 606 Adjustments | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																$ 450
Total cost of revenues																906
Gross profit																(456)
Sales and marketing																2,404
Research and development																(21)
Total operating expenses																2,383
Net loss attributable to nCino, Inc.																$ (2,839)
Basic and diluted net loss per share																$ 0.04
License and Service
Significant Accounting Policies [Line Items]
Total revenues	$ 39,351				$ 23,110							$ 74,182		$ 44,142		$ 103,265	$ 64,458	$ 38,048
Total cost of revenues	11,920	[1]			7,083	[1]						22,019	[1]	13,585	[1]	31,062	19,995	12,581
License and Service | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																103,265
Total cost of revenues																(31,062)
License and Service | Topic 606 Adjustments | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																2,351
Total cost of revenues																(914)
Professional Services
Significant Accounting Policies [Line Items]
Total revenues	9,414				8,868							19,295		17,672		34,915	27,076	20,094
Total cost of revenues	$ 10,667	[1]			$ 7,687	[1]						$ 19,434	[1]	$ 15,223	[1]	33,008	$ 26,456	$ 17,890
Professional Services | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																34,915
Total cost of revenues																(33,008)
Professional Services | Topic 606 Adjustments | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																(1,901)
Total cost of revenues																8
Amount Without Topic 606 Adoption Impact | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																138,630
Total cost of revenues																64,976
Gross profit																73,654
Sales and marketing																46,844
Research and development																35,283
Total operating expenses																104,663
Net loss attributable to nCino, Inc.																$ (30,433)
Basic and diluted net loss per share																$ (0.39)
Amount Without Topic 606 Adoption Impact | License and Service | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																$ 105,616
Total cost of revenues																(31,976)
Amount Without Topic 606 Adoption Impact | Professional Services | Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Total revenues																33,014
Total cost of revenues																$ (33,000)

[1]	Includes stock-based compensation expense as follows